Discontinued operations and disposal groups - Assets held for sale and liabilities held for sale (Details) - USD ($) $ in Millions		Mar. 31, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment		$ 806.5	$ 816.1
Right of use assets		361.7	369.9
Goodwill		269.5	262.7
Other intangible assets		281.3	288.9
Deferred income tax assets		76.9	65.1
Trade and other receivables		138.2	135.8
Current assets
Inventories		41.1	42.1
Income tax receivable		0.8	0.8
Trade and other receivables		202.3	181.4
Cash and cash equivalents	[1]	940.5	825.7
Assets held for sale		1,504.9	1,453.0
Non-current liabilities
Trade and other payables		(133.0)	(122.3)
Borrowings		(2,813.2)	(2,842.0)
Lease liabilities		(303.7)	(311.7)
Provisions for other liabilities and charges		(55.7)	(59.7)
Deferred income tax liabilities		(42.7)	(40.4)
Current liabilities
Trade and other payables		(315.6)	(278.0)
Borrowings		(322.9)	(295.7)
Lease liabilities		(62.3)	(60.7)
Liabilities held for sale		(513.4)	(493.0)
Assets and liabilities classified as held for sale
Non-current assets
Property, plant and equipment		586.4	562.7
Right of use assets		254.5	245.3
Other intangible assets		337.5	332.0
Deferred income tax assets		157.0	144.5
Trade and other receivables		76.6	75.2
Current assets
Trade and other receivables		66.9	65.7
Cash and cash equivalents		26.0	27.6
Assets held for sale		1,504.9	1,453.0
Non-current liabilities
Trade and other payables		(5.7)	(5.5)
Borrowings		(86.3)	(82.8)
Lease liabilities		(247.7)	(232.5)
Provisions for other liabilities and charges		(29.9)	(36.8)
Deferred income tax liabilities		(13.5)	(14.0)
Current liabilities
Trade and other payables		(66.4)	(66.2)
Borrowings		(19.2)	(13.9)
Lease liabilities		(44.7)	(41.3)
Liabilities held for sale		(513.4)	(493.0)
IHS Latam Group
Non-current assets
Property, plant and equipment		298.2	293.3
Right of use assets		253.6	244.6
Other intangible assets		195.7	194.9
Deferred income tax assets		148.5	138.4
Trade and other receivables		71.2	69.9
Current assets
Trade and other receivables		38.1	39.3
Cash and cash equivalents		16.1	16.9
Assets held for sale		1,021.4	997.3
Non-current liabilities
Lease liabilities		(247.2)	(232.0)
Provisions for other liabilities and charges		(29.9)	(36.8)
Deferred income tax liabilities		(13.5)	(14.0)
Current liabilities
Trade and other payables		(41.4)	(42.6)
Lease liabilities		(44.2)	(40.9)
Liabilities held for sale		(376.2)	(366.3)
Reserve of exchange differences on translation		(52.0)	(83.9)
I-Systems Solues de Infraestrutura S.A.
Non-current assets
Property, plant and equipment		288.2	269.4
Right of use assets		0.9	0.7
Other intangible assets		141.8	137.1
Deferred income tax assets		8.5	6.1
Trade and other receivables		5.4	5.3
Current assets
Trade and other receivables		28.8	26.4
Cash and cash equivalents		9.9	10.7
Assets held for sale		483.5	455.7
Non-current liabilities
Trade and other payables		(5.7)	(5.5)
Borrowings		(86.3)	(82.8)
Lease liabilities		(0.5)	(0.5)
Current liabilities
Trade and other payables		(25.0)	(23.6)
Borrowings		(19.2)	(13.9)
Lease liabilities		(0.5)	(0.4)
Liabilities held for sale		$ (137.2)	$ (126.7)

[1]	Excludes $26.0 million cash classified within assets held for sale as of March 31, 2026 (December 31, 2025: $27.6 million) (see note 20.2).